Going Concern (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 14, 2025 USD ($)	Apr. 14, 2025 EUR (€)	Apr. 11, 2025 USD ($)	Apr. 11, 2025 EUR (€)
Going Concern [Abstract]
Working capital deficit	$ (9,755)
Unearned revenue	6,652	$ 6,615
Net income	5,034	6,066	$ 18,948
Cash flow from operations	$ 17,322	$ 28,933	$ 33,419
Commitments under Newbuilding Program [Member] | Plan [Member]
Going Concern [Abstract]
Contractual commitments payable in 2025				$ 7,150	€ 6,500	$ 7,150	€ 6,500
Contractual commitments payable up to December 31, 2026				$ 17,654		46,200	€ 42,000
Additional Contractual Obligations to Seller of Newbuilding Yacht [Member] | Plan [Member]
Going Concern [Abstract]
Contractual commitments payable up to December 31, 2026						$ 17,654